BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities acquisition) - USD ($)	Sep. 11, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill		$ 23,965	$ 0
Goodwill		$ (23,965)	$ 0
Optilan India PVT Ltd Aad Optilan Communication and Security Systems Ltd [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	$ 1,836
Accounts receivable	189,732
Other current assets	145,536
Property & equipment	33,349
Property & equipment	(33,349)
Goodwill	24,770
Goodwill	(24,770)
Total assets	395,223
Total assets	(395,223)
Assumed liabilities	314,247
Gain on acquisition	(15,976)
Total consideration paid for acquistion	65,000
Amounts Recognized As Of Acquisition Date [Member] | Optilan India PVT Ltd Aad Optilan Communication and Security Systems Ltd [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	1,637
Accounts receivable	128,392
Other current assets	89,082
Property & equipment	35,595
Property & equipment	(35,595)
Goodwill	181,478
Goodwill	(181,478)
Total assets	436,184
Total assets	(436,184)
Assumed liabilities	371,184
Gain on acquisition	0
Total consideration paid for acquistion	65,000
Measurement Period Adjustments [Member] | Optilan India PVT Ltd Aad Optilan Communication and Security Systems Ltd [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	199
Accounts receivable	61,376
Other current assets	56,455
Property & equipment	2,246
Property & equipment	(2,246)
Goodwill	156,563
Goodwill	(156,563)
Total assets	40,779
Total assets	(40,779)
Assumed liabilities	56,755
Gain on acquisition	(15,976)
Total consideration paid for acquistion	$ 0